Dechert LLP
1900 K Street, N.W.
Washington, DC 20006-1110
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STEPHEN COHEN
PARTNER
STEPHEN.COHEN@DECHERT.COM
+1 202 261 3304 DIRECT
+1 202 261 3024 FAX

July 31, 2026

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	RBC Funds Trust

File Nos. 333-111986; 811-21475

Rule 497(j) filing

Ladies and Gentlemen:

On behalf of RBC Funds Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statement of additional information for RBC BlueBay Ultra-Short Fixed Income Fund, RBC Emerging Markets Equity Fund, RBC Global Opportunities Fund, RBC Emerging Markets Value Equity Fund, RBC China Equity Fund, RBC Emerging Markets ex-China Equity Fund, RBC International Equity Fund and RBC International Small Cap Equity Fund contained in Post-Effective Amendment No. 182 to Registrant’s Registration Statement on Form N-1A, filed on July 28, 2026, constituting the most recent amendment to this Registration Statement (the “Amendment”) that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on July 28, 2026, accession number 0001193125-26-320540.

Should you have any questions, please do not hesitate to contact me at (202) 261-3304.

Very truly yours,

/s/ Stephen T. Cohen
Stephen T. Cohen